Intangible assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets

11.	Intangible assets

Software
development
S$
Cost

As at January 1, 2024	1,158,548
Additions	-
As at December 31, 2024 and 2025	1,158,548

Accumulated amortization

As at January 1, 2024	302,598
Amortization	231,710
As at December 31, 2024	534,308
Amortization	231,709
As at December 31, 2025	766,017

Carrying amount

As at December 31, 2025	392,531

As at December 31, 2024	624,240

The Group has capitalized all directly attributable staff costs necessary to create, produce, and prepare the intangible assets to be capable of operating in the manner intended by the directors. The Group performed an impairment assessment by using discounted cashflow at a discount rate of 5.5% per annum of the Group. In the opinion of the directors, the carrying amount of the intangible asset can be recovered and no impairment loss has been made as of December 31, 2025.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)